Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2012
Common Stock and Additional Paid-in Capital [Abstract]
Common Stock and Additional Paid-in Capital

12. Common Stock and Additional Paid-in Capital:

General

Prior to December 8, 2010, the Company's authorized capital stock consisted of 500 common shares, par value $20.00 per share. During December 2010, the Company adopted, amended and restated articles of incorporation pursuant to which its authorized capital stock consisted of 250,000,000 common shares, par value $0.01 per share; and (ii) declared and paid a stock dividend of 103,125,000 shares of its common stock to its sole shareholder, DryShips. On December 21, 2010, the Company completed through a private placement the sale of an aggregated of 28,571,428 common shares at $17.50 per share. The proceeds from the private placement net of directly attributable costs of $11,699 were $488,301. The stock dividend has been accounted for as a stock split. As a result, the Company reclassified approximately $1,021 from "Additional paid-in capital" to common stock, which represents the par value per share of the shares issued. All previously reported share and per share amounts have been restated to reflect the stock dividend.

On April 15, 2011, at the Company's Special Meeting of Shareholders, the Company's shareholders approved an increase in the Company's authorized share capital to 1,000,000,000 common shares, and 500,000,000 preferred shares.

On December 6, 2011, the Company announced that its board of directors had approved a repurchase program for up to a total of $500,000 of the Company's common shares and 9.5% senior unsecured notes due 2016 (Note 9). Company's common shares and unsecured notes may be purchased under the program from time to time through December 31, 2013. As of December 31, 2012, the Company had not purchased any common shares or unsecured notes under the program described above.

Restricted stock awards

On February 14, 2012, the Company's Compensation Committee approved the grant of 112,950 shares of non-vested common stock to officers and key employees of the Company's subsidiary, Ocean Rig AS, as a bonus for their services rendered during 2011. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $16.50 per share.

On March 21, 2012, the Company's Board of Directors approved the 2012 Equity Incentive Plan (the "Plan") and reserved a total of 2,000,000 common shares. Under the Plan, officers, key employees, and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.

On May 15, 2012, Ocean Rig's Compensation Committee approved the grant of: a) 4,500 shares of non-vested common stock to an officer as an additional bonus for his services rendered during 2011 and b) 28,200 shares to new recruited employees as a sigh-up stock bonus. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $15.92 per share.

On December 5, 2012, 7,500 shares awarded to an officer of the Company. The fair value of the shares on the grant date was $15.75 and the shares will vest in March 2013.

As of December 31, 2012, 2,500 shares have vested, while 77,150 shares were forfeited due to employees' resignations.

The movement during the year ended December 31, 2012 is presented below:

	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance as at December 31, 2011
Granted	153,150	16.34
Forfeited	(77,150)	16.28
Vested	(2,500)	16.50
Balance as at December 31, 2012	73,500	$ 16.40

As of December 31, 2012, there was $633 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by the Company. That cost is expected to be recognized over a period of three years. The amount of $613 represents the stock based compensation expense for the year and is recorded in "General and administrative expenses", in the accompanying consolidated statements of operations for the year ended December 31, 2012.